Goodwill and Other Intangible Assets	9 Months Ended
Sep. 23, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and intangible assets consisted of the following at December 31:

	Range of Lives (Years)	2011	2010
		(In thousands)
Goodwill	Indefinite	$142,773	$142,773
Intangible assets
Brand/trade name	Indefinite	$130,400	$130,400
Customer relationships	10	1,100	1,100
Lease value	8 to 9	1,359	1,359
		2,459	2,459
Less accumulated amortization		(1,640)	(1,367)
		819	1,092
Intangible assets, net		$131,219	$131,492

Substantially all of the Company’s goodwill and intangible assets relate to an acquisition in 2004.
The range of lives of the intangible assets was determined by management, which at times will engage an independent third-party appraisal firm to assist management in considering the determination of lives of intangible assets.
The estimated aggregate amortization and retail operations expense as of December 31, 2011 was as follows:

Year Ending December 31,	Customers Relationships	Lease Value	Total
	(In thousands)
2012	110	163	273
2013	110	163	273
2014	96	163	259
2015	—	14	14
	$316	$503	$819

Amortization expense of the customer relationships was $110,000 in each of the years ended December 31, 2011, 2010 and 2009. Included in retail operations expense was $163,000 of amortization expense for the lease value in each of the years ended December 31, 2011, 2010 and 2009.
The Company’s goodwill by segment as of December 31, 2011 was as follows:

At December 31, 2011:
(In thousands)
Direct-to-Consumer North America	$48,779
Direct-to-Consumer International	6,682
Indirect-to-Consumer North America	22,719
Indirect-to-Consumer International	64,593
Goodwill	$142,773

The Company had no reportable segments prior to 2011 and there was no accumulated impairment of goodwill for any period presented.
GOODWILL AND OTHER INTANGIBLE ASSETS
The balance of goodwill and the classification by segment has not changed from December 31, 2011. For the nine months ended September 23, 2012, there were no changes to intangible assets other than amortization expense recorded of $205,000.